Subsequent events (Details)	6 Months Ended			1 Months Ended	3 Months Ended			1 Months Ended		2 Months Ended		0 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Nov. 12, 2012 Subsequent Event [Member] USD ($)	Dec. 19, 2012 Subsequent Event [Member] USD ($)	Dec. 19, 2012 Subsequent Event [Member] CNY	Sep. 30, 2012 Subsequent Event [Member] The Group [Member]	Nov. 12, 2012 Subsequent Event [Member] China Stem Cells (South) Company Limited [Member] USD ($)	Sep. 30, 2012 Subsequent Event [Member] China Stem Cells (South) Company Limited [Member]	Dec. 06, 2012 Subsequent Event [Member] Favorable Fort Limited [Member] USD ($)	Sep. 30, 2012 Subsequent Event [Member] Favorable Fort Limited [Member]	Oct. 03, 2012 Subsequent Event [Member] Convertible Notes [Member] GM Notes [Member] USD ($)	Oct. 03, 2012 Subsequent Event [Member] Default Interest Rate [Member] GM Notes [Member]
Subsequent Event [Line Items]
Repurchase of shares, shares					3,374,859	3,374,859
Repurchase of shares		72,675,000			$ 9,253,000	58,156,000		$ 16,800,000		$ 8,650,000
Aggregate principal amount												50,000,000
Interest rate												7.00%	22.50%
Conversion price per share												$ 2.838
Maturity date												Oct. 03, 2017
Guaranteed internal rate of return												12.00%
Threshold amount of new debt which must be approved												87,000,000
Proceeds from issuance of convertible notes	65,601,000	412,292,000										50,000,000
Stock sold per agreement				7,314,015
Value of stock sold per agreement				$ 20,800,000
Ownership interest in subsidiary									90.00%
Ownership interest by noncontrolling owner							10.00%		10.00%		17.00%